UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2008

[USAA
EAGLE
LOGO (R)]


                             USAA INCOME STOCK Fund

                      3RD QUARTER Portfolio of Investments


                                 APRIL 30, 2008

                                                                      (Form N-Q)

48490-0608                                   (C)2008, USAA. All rights reserved.

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USAA INCOME STOCK FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------

               COMMON STOCKS (99.0%)

               CONSUMER DISCRETIONARY (7.5%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
       32,800  Liz Claiborne, Inc.                                $          580
       24,400  VF Corp.                                                    1,815
                                                                 ---------------
                                                                           2,395
                                                                 ---------------
               APPAREL RETAIL (0.1%)
       19,100  Foot Locker, Inc.                                             242
      131,600  Gap, Inc.                                                   2,450
                                                                 ---------------
                                                                           2,692
                                                                 ---------------
               AUTO PARTS & EQUIPMENT (0.6%)
       46,600  Autoliv, Inc.                                               2,854
        4,900  BorgWarner, Inc.                                              241
      241,100  Johnson Controls, Inc.                                      8,501
        4,000  TRW Automotive Holdings Corp.  *                              102
                                                                 ---------------
                                                                          11,698
                                                                 ---------------
               AUTOMOBILE MANUFACTURERS (0.7%)
      995,100  Ford Motor Co.  *(a)                                        8,220
      239,200  General Motors Corp.  (a)                                   5,549
       25,200  Thor Industries, Inc.  (a)                                    764
                                                                 ---------------
                                                                          14,533
                                                                 ---------------
               AUTOMOTIVE RETAIL (0.0%)
        5,900  AutoNation, Inc.  *                                            94
       10,800  Penske Automotive Group, Inc.                                 226
                                                                 ---------------
                                                                             320
                                                                 ---------------
               BROADCASTING & CABLE TV (0.7%)
      289,400  CBS Corp. "B"                                               6,676
      353,700  Comcast Corp. "A"                                           7,269
                                                                 ---------------
                                                                          13,945
                                                                 ---------------
               COMPUTER & ELECTRONICS RETAIL (0.3%)
      409,300  RadioShack Corp.                                            5,689
                                                                 ---------------
               DISTRIBUTORS (0.2%)
       72,400  Genuine Parts Co.                                           3,074
                                                                 ---------------
               EDUCATIONAL SERVICES (0.1%)
       15,400  Apollo Group, Inc. "A"  *                                     784
                                                                 ---------------
               FOOTWEAR (0.0%)
        2,000  NIKE, Inc. "B"                                                134
                                                                 ---------------
               GENERAL MERCHANDISE STORES (0.1%)
       11,600  Family Dollar Stores, Inc.                                    248
       38,500  Target Corp.                                                2,046
                                                                 ---------------
                                                                           2,294
                                                                 ---------------
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USAA INCOME STOCK FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
               HOME FURNISHINGS (0.4%)
      451,100  Leggett & Platt, Inc.                              $        7,488
        1,300  Mohawk Industries, Inc.  *                                     99
                                                                 ---------------
                                                                           7,587
                                                                 ---------------
               HOME IMPROVEMENT RETAIL (1.3%)
      627,300  Home Depot, Inc.                                           18,066
      300,400  Lowe's Companies, Inc.                                      7,567
                                                                 ---------------
                                                                          25,633
                                                                 ---------------
               HOMEBUILDING (0.4%)
       96,766  D.R. Horton, Inc.                                           1,499
       98,000  KB Home  (a)                                                2,205
       42,800  Lennar Corp. "A"                                              788
       11,763  M.D.C. Holdings, Inc.                                         513
      184,800  Pulte Homes, Inc.                                           2,410
                                                                 ---------------
                                                                           7,415
                                                                 ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
       71,100  Carnival Corp.                                              2,856
                                                                 ---------------
               HOUSEHOLD APPLIANCES (0.0%)
       10,500  Stanley Works                                                 507
                                                                 ---------------
               HOUSEWARES & SPECIALTIES (0.3%)
      288,600  Newell Rubbermaid, Inc.                                     5,925
                                                                 ---------------
               INTERNET RETAIL (0.1%)
       98,600  Expedia, Inc.  *                                            2,491
                                                                 ---------------
               MOTORCYCLE MANUFACTURERS (0.0%)
        2,400  Harley-Davidson, Inc.                                          92
                                                                 ---------------
               MOVIES & ENTERTAINMENT (0.9%)
      881,800  Time Warner, Inc.                                          13,095
      127,800  Walt Disney Co.                                             4,144
                                                                 ---------------
                                                                          17,239
                                                                 ---------------
               PHOTOGRAPHIC PRODUCTS (0.2%)
      231,909  Eastman Kodak Co.                                           4,149
                                                                 ---------------
               PUBLISHING (0.5%)
      304,500  Gannett Co., Inc.                                           8,715
        3,200  Interactive Data Corp.                                         86
       45,900  New York Times Co. "A"  (a)                                   895
                                                                 ---------------
                                                                           9,696
                                                                 ---------------
               RESTAURANTS (0.3%)
      105,300  McDonald's Corp.                                            6,274
                                                                 ---------------
               SPECIALIZED CONSUMER SERVICES (0.0%)
       16,600  Service Corp. International                                   184
                                                                 ---------------
               Total Consumer Discretionary                              147,606
                                                                 ---------------
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USAA INCOME STOCK FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
               CONSUMER STAPLES (10.6%)
               ------------------------
               AGRICULTURAL PRODUCTS (0.6%)
      260,000  Archer-Daniels-Midland Co.                         $       11,456
                                                                 ---------------
               BREWERS (0.2%)
       52,800  Anheuser-Busch Companies, Inc.                              2,598
        8,400  Molson Coors Brewing Co. "B"                                  460
                                                                 ---------------
                                                                           3,058
                                                                 ---------------
               DRUG RETAIL (0.2%)
       53,500  CVS Caremark Corp.                                          2,160
       70,700  Walgreen Co.                                                2,464
                                                                 ---------------
                                                                           4,624
                                                                 ---------------
               FOOD RETAIL (0.1%)
       37,300  Kroger Co.                                                  1,016
        3,200  Safeway, Inc.                                                 101
       36,342  SUPERVALU, Inc.                                             1,203
                                                                 ---------------
                                                                           2,320
                                                                 ---------------
               HOUSEHOLD PRODUCTS (1.6%)
        6,500  Clorox Co.                                                    345
       22,100  Colgate-Palmolive Co.                                       1,562
        1,500  Energizer Holdings, Inc.  *                                   119
       52,400  Kimberly-Clark Corp.                                        3,353
      388,400  Procter & Gamble Co.                                       26,042
                                                                 ---------------
                                                                          31,421
                                                                 ---------------
               HYPERMARKETS & SUPER CENTERS (2.6%)
       57,800  Costco Wholesale Corp.                                      4,118
      824,300  Wal-Mart Stores, Inc.                                      47,793
                                                                 ---------------
                                                                          51,911
                                                                 ---------------
               PACKAGED FOODS & MEAT (1.2%)
       22,100  Campbell Soup Co.                                             769
      161,200  ConAgra Foods, Inc.                                         3,798
       27,400  General Mills, Inc.                                         1,655
       25,400  H.J. Heinz Co.                                              1,195
        8,500  Hershey Co.                                                   318
       13,600  J.M. Smucker Co.                                              678
       15,600  Kellogg Co.                                                   798
      201,079  Kraft Foods, Inc. "A"                                       6,360
      497,800  Sara Lee Corp.                                              7,223
       36,900  Tyson Foods, Inc. "A"                                         657
        7,200  William Wrigley Jr. Co.                                       548
                                                                 ---------------
                                                                          23,999
                                                                 ---------------
               PERSONAL PRODUCTS (0.0%)
        4,100  Alberto-Culver Co.                                            103
       14,100  Avon Products, Inc.                                           550
        2,000  Estee Lauder Companies, Inc. "A"                               92
                                                                 ---------------
                                                                             745
                                                                 ---------------
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USAA INCOME STOCK FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
               SOFT DRINKS (2.1%)
      414,300  Coca-Cola Co.                                      $       24,390
       29,100  Coca-Cola Enterprises, Inc.                                   655
        3,900  Pepsi Bottling Group, Inc.                                    131
      148,600  PepsiAmericas, Inc.                                         3,819
      175,000  PepsiCo, Inc.                                              11,993
                                                                 ---------------
                                                                          40,988
                                                                 ---------------
               TOBACCO (2.0%)
      447,300  Altria Group, Inc.                                          8,946
      447,300  Philip Morris International, Inc.  *                       22,826
      111,400  Reynolds American, Inc.  (a)                                5,999
       34,100  UST, Inc.                                                   1,775
                                                                 ---------------
                                                                          39,546
                                                                 ---------------
               Total Consumer Staples                                    210,068
                                                                 ---------------

               ENERGY (20.0%)
               --------------
               INTEGRATED OIL & GAS (16.8%)
    1,029,901  Chevron Corp.                                              99,025
      658,577  ConocoPhillips                                             56,736
    1,662,300  Exxon Mobil Corp.                                         154,710
       19,100  Hess Corp.                                                  2,029
       31,100  Marathon Oil Corp.                                          1,417
       13,700  Murphy Oil Corp.                                            1,238
      206,100  Occidental Petroleum Corp.                                 17,150
                                                                 ---------------
                                                                         332,305
                                                                 ---------------
               OIL & GAS DRILLING (0.2%)
        3,400  Helmerich & Payne, Inc.                                       183
       15,500  Patterson-UTI Energy, Inc.                                    433
       50,800  Unit Corp.  *                                               3,226
                                                                 ---------------
                                                                           3,842
                                                                 ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.3%)
      101,700  Tidewater, Inc.                                             6,633
                                                                 ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.8%)
      176,500  Anadarko Petroleum Corp.                                   11,748
       79,800  Apache Corp.                                               10,748
       15,400  Chesapeake Energy Corp.                                       796
       96,200  Devon Energy Corp.                                         10,909
       15,000  EOG Resources, Inc.                                         1,957
        1,200  Noble Energy, Inc.                                            104
                                                                 ---------------
                                                                          36,262
                                                                 ---------------
               OIL & GAS REFINING & MARKETING (0.7%)
       66,400  Frontier Oil Corp.                                          1,650
      229,000  Valero Energy Corp.                                        11,187
                                                                 ---------------
                                                                          12,837
                                                                 ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.2%)
      159,600  El Paso Corp.                                               2,735
        6,400  Overseas Shipholding Group, Inc.                              482
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USAA INCOME STOCK FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
        2,600  Williams Companies, Inc.                          $            92
                                                                 ---------------
                                                                           3,309
                                                                 ---------------
               Total Energy                                              395,188
                                                                 ---------------

               FINANCIALS (25.4%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.9%)
      249,800  Allied Capital Corp.  (a)                                   5,021
      180,415  American Capital Strategies, Ltd.  (a)                      5,728
      129,700  Ameriprise Financial, Inc.                                  6,160
      247,240  Bank of New York Mellon Corp.                              10,762
      178,800  Janus Capital Group, Inc.                                   5,017
       70,300  Northern Trust Corp.                                        5,210
                                                                 ---------------
                                                                          37,898
                                                                 ---------------
               CONSUMER FINANCE (0.0%)
       16,200  Capital One Financial Corp.                                   858
                                                                 ---------------
               DIVERSIFIED BANKS (2.7%)
       78,000  Comerica, Inc.                                              2,709
      415,049  U.S. Bancorp                                               14,066
      661,068  Wachovia Corp.                                             19,270
      573,100  Wells Fargo & Co.                                          17,050
                                                                 ---------------
                                                                          53,095
                                                                 ---------------
               INSURANCE BROKERS (0.4%)
       27,000  Aon Corp.                                                   1,226
          700  Brown & Brown, Inc.                                            13
      259,400  Marsh & McLennan Companies, Inc.                            7,157
                                                                 ---------------
                                                                           8,396
                                                                 ---------------
               INVESTMENT BANKING & BROKERAGE (1.3%)
       53,300  Goldman Sachs Group, Inc.                                  10,200
       53,600  Lehman Brothers Holdings, Inc.                              2,372
      116,400  Merrill Lynch & Co., Inc.                                   5,800
      153,131  Morgan Stanley                                              7,442
                                                                 ---------------
                                                                          25,814
                                                                 ---------------
               LIFE & HEALTH INSURANCE (2.0%)
       64,000  AFLAC, Inc.                                                 4,267
        1,700  Lincoln National Corp.                                         91
      179,300  MetLife, Inc.                                              10,910
       16,200  Nationwide Financial Services, Inc. "A"                       812
       17,800  Protective Life Corp.                                         759
      126,100  Prudential Financial, Inc.                                  9,547
      114,100  StanCorp Financial Group, Inc.                              5,847
       57,500  Torchmark Corp.                                             3,723
      140,900  Unum Group                                                  3,270
                                                                 ---------------
                                                                          39,226
                                                                 ---------------
               MULTI-LINE INSURANCE (2.5%)
      207,200  American Financial Group, Inc.                              5,681
      692,300  American International Group, Inc.                         31,984
      164,300  Hartford Financial Services Group, Inc.                    11,710
        6,500  Loews Corp.                                                   274
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USAA INCOME STOCK FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
        3,800  Unitrin, Inc.                                     $           144
                                                                 ---------------
                                                                          49,793
                                                                 ---------------
               MULTI-SECTOR HOLDINGS (0.1%)
       20,200  Leucadia National Corp.                                     1,035
                                                                 ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (6.0%)
    1,352,483  Bank of America Corp.                                      50,772
    1,872,100  Citigroup, Inc.                                            47,308
      437,000  JPMorgan Chase & Co.                                       20,823
                                                                 ---------------
                                                                         118,903
                                                                 ---------------
               PROPERTY & CASUALTY INSURANCE (2.6%)
       29,400  ACE Ltd.                                                    1,772
      147,900  Allstate Corp.                                              7,448
       72,700  Ambac Financial Group, Inc.                                   337
        2,600  Axis Capital Holdings Ltd.                                     88
       82,800  Chubb Corp.                                                 4,386
       79,000  Cincinnati Financial Corp.                                  2,836
      149,900  CNA Financial Corp.  (a)                                    4,019
       20,900  Commerce Group, Inc.                                          762
      115,700  Fidelity National Title Group, Inc. "A"                     1,850
       30,400  First American Corp.                                          997
          900  Markel Corp.  *                                               391
      222,000  MBIA, Inc.                                                  2,309
       16,000  Mercury General Corp.                                         798
       87,375  Old Republic International Corp.                            1,254
       40,800  Philadelphia Consolidated Holding Corp.  *                  1,505
       73,400  Progressive Corp.                                           1,335
       26,200  Safeco Corp.                                                1,749
      327,300  Travelers Companies, Inc.                                  16,496
       38,100  XL Capital Ltd. "A"                                         1,329
                                                                 ---------------
                                                                          51,661
                                                                 ---------------
               REGIONAL BANKS (2.7%)
       35,200  Associated Banc Corp.                                         995
      362,600  BB&T Corp.  (a)                                            12,434
       12,800  City National Corp.                                           621
       54,600  Colonial Bancgroup, Inc.  (a)                                 445
        9,720  Commerce Bancshares, Inc.                                     423
        1,700  Cullen/Frost Bankers, Inc.                                     95
      436,500  Fifth Third Bancorp                                         9,354
      126,100  First Horizon National Corp.  (a)                           1,362
       12,100  Firstmerit Corp.                                              248
       25,300  Fulton Financial Corp.                                        316
      212,400  Huntington Bancshares, Inc.                                 1,994
      110,400  KeyCorp                                                     2,664
        4,200  M&T Bank Corp.                                                392
       51,600  Marshall & Ilsley Corp.                                     1,289
      321,146  National City Corp.  (a)                                    2,023
        4,500  PNC Financial Services Group, Inc.                            312
      341,700  Popular, Inc.  (a)                                          4,261
      330,931  Regions Financial Corp.                                     7,254
       41,800  SunTrust Banks, Inc.                                        2,330
       84,800  Synovus Financial Corp.                                     1,004
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USAA INCOME STOCK FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
       59,200  TCF Financial Corp.                               $         1,030
       32,700  UnionBanCal Corp.                                           1,717
       10,900  Wilmington Trust Corp.                                        358
       10,100  Zions Bancorp                                                 468
                                                                 ---------------
                                                                          53,389
                                                                 ---------------
               REINSURANCE (0.2%)
       48,900  Arch Capital Group Ltd.  *                                  3,455
        2,500  Endurance Specialty Holdings Ltd.                              93
        3,600  Everest Reinsurance Group Ltd.                                325
        8,100  Reinsurance Group of America, Inc.                            421
        5,300  Transatlantic Holdings, Inc.                                  344
                                                                 ---------------
                                                                           4,638
                                                                 ---------------
               REITS - MORTGAGE (0.5%)
      313,100  Annaly Capital Management, Inc.                             5,247
      280,900  CapitalSource, Inc.  (a)                                    3,947
       33,000  Thornburg Mortgage, Inc.                                       40
                                                                 ---------------
                                                                           9,234
                                                                 ---------------
               REITS - OFFICE (0.1%)
      112,900  Duke Realty Corp.                                           2,757
                                                                 ---------------
               REITS - RESIDENTIAL (0.5%)
       58,600  Apartment Investment & Management Co. "A"                   2,167
       87,700  Equity Residential Properties Trust                         3,641
       27,000  Essex Property Trust, Inc.                                  3,213
                                                                 ---------------
                                                                           9,021
                                                                 ---------------
               REITS - SPECIALIZED (0.2%)
       19,900  HCP, Inc.                                                     711
       14,100  Health Care REIT, Inc.                                        683
       26,600  Plum Creek Timber Co., Inc.                                 1,086
       22,800  Rayonier, Inc.                                                958
                                                                 ---------------
                                                                           3,438
                                                                 ---------------
               SPECIALIZED FINANCE (0.3%)
      101,500  CIT Group, Inc.                                             1,105
      114,500  NASDAQ Stock Market, Inc.  *                                4,174
                                                                 ---------------
                                                                           5,279
                                                                 ---------------
               THRIFTS & MORTGAGE FINANCE (1.4%)
       92,200  Astoria Financial Corp.                                     2,185
      160,000  Countrywide Financial Corp.                                   925
      237,800  Fannie Mae  (b)                                             6,730
       45,500  Freddie Mac  (b)                                            1,133
      211,600  Hudson City Bancorp, Inc.                                   4,048
      280,800  New York Community Bancorp, Inc.                            5,243
        9,600  Sovereign Bancorp, Inc.                                        72
        4,000  Washington Federal, Inc.                                       95
      517,112  Washington Mutual, Inc.  (a)                                6,355
                                                                 ---------------
                                                                          26,786
                                                                 ---------------
               Total Financials                                          501,221
                                                                 ---------------
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USAA INCOME STOCK FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
               HEALTH CARE (9.9%)
               ------------------
               BIOTECHNOLOGY (0.1%)
       47,600  Amgen, Inc.  *                                    $         1,993
       17,900  Biogen Idec, Inc.  *                                        1,086
                                                                 ---------------
                                                                           3,079
                                                                 ---------------
               HEALTH CARE DISTRIBUTORS (0.9%)
      182,500  AmerisourceBergen Corp.                                     7,400
       14,300  Cardinal Health, Inc.                                         745
      175,000  McKesson Corp.                                              9,121
                                                                 ---------------
                                                                          17,266
                                                                 ---------------
               HEALTH CARE EQUIPMENT (0.4%)
       60,500  Medtronic, Inc.                                             2,945
       25,800  Stryker Corp.                                               1,673
       46,500  Zimmer Holdings, Inc.  *                                    3,448
                                                                 ---------------
                                                                           8,066
                                                                 ---------------
               HEALTH CARE SERVICES (0.2%)
       18,900  Express Scripts, Inc.  *                                    1,324
      126,000  Omnicare, Inc.                                              2,564
                                                                 ---------------
                                                                           3,888
                                                                 ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.0%)
        4,100  PerkinElmer, Inc.                                             109
                                                                 ---------------
               MANAGED HEALTH CARE (1.1%)
       16,500  Aetna, Inc.                                                   719
       25,200  Coventry Health Care, Inc.  *                               1,127
      408,000  UnitedHealth Group, Inc.                                   13,313
      131,069  WellPoint, Inc.  *                                          6,521
                                                                 ---------------
                                                                          21,680
                                                                 ---------------
               PHARMACEUTICALS (7.2%)
       77,200  Abbott Laboratories                                         4,073
       89,800  Bristol-Myers Squibb Co.                                    1,973
      121,500  Eli Lilly and Co.                                           5,849
      542,200  Johnson & Johnson                                          36,376
      527,600  King Pharmaceuticals, Inc.  *                               4,954
      391,500  Merck & Co., Inc.                                          14,893
    3,456,900  Pfizer, Inc.                                               69,518
      104,900  Wyeth                                                       4,665
                                                                 ---------------
                                                                         142,301
                                                                 ---------------
               Total Health Care                                         196,389
                                                                 ---------------

               INDUSTRIALS (8.8%)
               ------------------
               AEROSPACE & DEFENSE (2.0%)
       55,100  General Dynamics Corp.                                      4,982
       83,600  Honeywell International, Inc.                               4,966
       26,100  L-3 Communications Holdings, Inc.                           2,909
       24,600  Northrop Grumman Corp.                                      1,810
      139,000  Raytheon Co.                                                8,892
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USAA INCOME STOCK FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
      214,400  United Technologies Corp.                        $         15,537
                                                                 ---------------
                                                                          39,096
                                                                 ---------------
               AIR FREIGHT & LOGISTICS (0.1%)
       25,100  United Parcel Service, Inc. "B"                             1,818
                                                                 ---------------
               BUILDING PRODUCTS (0.1%)
        6,100  Lennox International, Inc.                                    202
       92,100  Masco Corp.                                                 1,677
                                                                 ---------------
                                                                           1,879
                                                                 ---------------
               COMMERCIAL PRINTING (0.4%)
      242,800  R.R. Donnelley & Sons Co.                                   7,439
                                                                 ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
       41,300  AGCO Corp.  *                                               2,483
      152,700  Deere & Co.                                                12,838
       23,400  PACCAR, Inc.                                                1,107
                                                                 ---------------
                                                                          16,428
                                                                 ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
       43,300  Emerson Electric Co.                                        2,263
      104,300  Hubbell, Inc. "B"                                           4,665
                                                                 ---------------
                                                                           6,928
                                                                 ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.0%)
        9,600  Waste Management, Inc.                                        347
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES (3.5%)
       95,000  3M Co.                                                      7,305
    1,800,000  General Electric Co.                                       58,860
        7,400  Teleflex, Inc.                                                408
       53,350  Tyco International Ltd.                                     2,496
                                                                 ---------------
                                                                          69,069
                                                                 ---------------
               INDUSTRIAL MACHINERY (1.2%)
       32,000  Crane Co.                                                   1,310
       31,700  Danaher Corp.                                               2,473
       12,000  Eaton Corp.                                                 1,054
       22,800  Illinois Tool Works, Inc.                                   1,192
      175,800  Ingersoll-Rand Co. Ltd. "A"                                 7,802
        7,000  ITT Corp.                                                     448
        1,800  Pall Corp.                                                     63
       77,250  Parker-Hannifin Corp.                                       6,168
       40,200  Pentair, Inc.                                               1,481
        5,400  SPX Corp.                                                     664
       12,000  Timken Co.                                                    434
                                                                 ---------------
                                                                          23,089
                                                                 ---------------
               MARINE (0.0%)
        6,700  Alexander & Baldwin, Inc.                                     337
                                                                 ---------------
               OFFICE SERVICES & SUPPLIES (0.0%)
        6,400  Pitney Bowes, Inc.                                            231
                                                                 ---------------

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=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)


USAA INCOME STOCK FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
               RAILROADS (0.3%)
        1,000  Burlington Northern Santa Fe Corp.                 $          103
        5,600  CSX Corp.                                                     352
        5,100  Norfolk Southern Corp.                                        304
       39,800  Union Pacific Corp.                                         5,779
                                                                 ---------------
                                                                           6,538
                                                                 ---------------
               Total Industrials                                         173,199
                                                                 ---------------

               INFORMATION TECHNOLOGY (5.2%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (1.0%)
      436,100  Cisco Systems, Inc.  *                                     11,182
       41,800  Motorola, Inc.                                                416
      186,000  QUALCOMM, Inc.                                              8,033
                                                                 ---------------
                                                                          19,631
                                                                 ---------------
               COMPUTER HARDWARE (1.6%)
       86,400  Dell, Inc.  *                                               1,610
       49,800  Hewlett-Packard Co.                                         2,308
      157,600  International Business Machines Corp.                      19,022
      515,500  Sun Microsystems, Inc.  *                                   8,073
                                                                 ---------------
                                                                          31,013
                                                                 ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.0%)
        1,900  Fiserv, Inc.  *                                                96
                                                                 ---------------
               INTERNET SOFTWARE & SERVICES (0.3%)
      121,500  eBay, Inc.  *                                               3,802
        3,300  Google, Inc. "A"  *                                         1,895
                                                                 ---------------
                                                                           5,697
                                                                 ---------------
               SEMICONDUCTORS (0.1%)
       73,000  Intel Corp.                                                 1,625
        3,600  Intersil Corp. "A"                                             96
      245,400  LSI Corp.  *                                                1,522
                                                                 ---------------
                                                                           3,243
                                                                 ---------------
               SYSTEMS SOFTWARE (2.0%)
      894,200  Microsoft Corp.                                            25,503
      302,400  Oracle Corp.  *                                             6,305
      448,222  Symantec Corp.  *                                           7,718
                                                                 ---------------
                                                                          39,526
                                                                 ---------------
               TECHNOLOGY DISTRIBUTORS (0.2%)
      120,700  Arrow Electronics, Inc.  *                                  3,284
                                                                 ---------------
               Total Information Technology                              102,490
                                                                 ---------------

               MATERIALS (3.2%)
               ----------------
               ALUMINUM (0.6%)
      345,000  Alcoa, Inc.                                                11,999
                                                                 ---------------
               DIVERSIFIED CHEMICALS (1.4%)
      411,400  Dow Chemical Co.                                           16,518

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                   of INVESTMENTS
                   (continued)


USAA INCOME STOCK FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
       41,200  E.I. du Pont de Nemours & Co.                     $         2,015
        1,900  FMC Corp.                                                     119
      139,800  PPG Industries, Inc.                                        8,580
                                                                 ---------------
                                                                          27,232
                                                                 ---------------
               FOREST PRODUCTS (0.1%)
       24,100  Weyerhaeuser Co.                                            1,539
                                                                 ---------------
               GOLD (0.4%)
      157,400  Newmont Mining Corp.                                        6,959
                                                                 ---------------
               INDUSTRIAL GASES (0.0%)
        7,200  Air Products & Chemicals, Inc.                                709
                                                                 ---------------
               METAL & GLASS CONTAINERS (0.1%)
        7,400  AptarGroup, Inc.                                              327
       22,000  Owens-Illinois, Inc.  *                                     1,213
                                                                 ---------------
                                                                           1,540
                                                                 ---------------
               PAPER PACKAGING (0.0%)
        3,900  Sonoco Products Co.                                           128
       20,400  Temple-Inland, Inc.                                           238
                                                                 ---------------
                                                                             366
                                                                 ---------------
               PAPER PRODUCTS (0.4%)
      221,069  International Paper Co.                                     5,785
      103,600  MeadWestVaco Corp.                                          2,725
                                                                 ---------------
                                                                           8,510
                                                                 ---------------
               SPECIALTY CHEMICALS (0.1%)
       24,200  Chemtura Corp.                                                167
       12,200  Lubrizol Corp.                                                712
        4,400  Rohm & Haas Co.                                               235
       21,500  Sigma-Aldrich Corp.                                         1,226
                                                                 ---------------
                                                                           2,340
                                                                 ---------------
               STEEL (0.1%)
        8,100  Commercial Metals Co.                                         252
       10,600  Nucor Corp.                                                   800
        2,000  Reliance Steel & Aluminum Co.                                 122
                                                                 ---------------
                                                                           1,174
                                                                 ---------------
               Total Materials                                            62,368
                                                                 ---------------

               TELECOMMUNICATION SERVICES (5.2%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (4.9%)
    1,230,670  AT&T, Inc.                                                 47,639
        2,700  CenturyTel, Inc.                                               88
       65,300  Embarq Corp.                                                2,715
       19,970  Fairpoint Communications, Inc.                                184
    1,263,000  Qwest Communications International, Inc.  (a)               6,517
    1,007,388  Verizon Communications, Inc.                               38,764
                                                                 ---------------
                                                                          95,907
                                                                 ---------------

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USAA INCOME STOCK FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.3%)
      215,900  Sprint Nextel Corp.                               $         1,725
      107,400  Telephone & Data Systems, Inc.                              4,113
                                                                 ---------------
                                                                           5,838
                                                                 ---------------
               Total Telecommunication Services                          101,745
                                                                 ---------------

               UTILITIES (3.2%)
               ----------------
               ELECTRIC UTILITIES (1.3%)
       62,600  Duke Energy Corp.                                           1,146
       31,500  Edison International                                        1,643
        6,900  Exelon Corp.                                                  590
       29,500  FirstEnergy Corp.                                           2,231
      157,400  FPL Group, Inc.                                            10,434
        4,400  Hawaiian Electric Industries, Inc.                            108
      262,100  Pepco Holdings, Inc.                                        6,529
       21,800  PPL Corp.                                                   1,047
       13,000  Reliant Energy, Inc.  *                                       335
       38,000  Southern Co.                                                1,415
                                                                 ---------------
                                                                          25,478
                                                                 ---------------
               GAS UTILITIES (0.3%)
      208,900  Atmos Energy Corp.                                          5,783
        3,500  Piedmont Natural Gas Co., Inc.                                 92
                                                                 ---------------
                                                                           5,875
                                                                 ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
       36,300  Constellation Energy Group, Inc.                            3,073
      145,200  NRG Energy, Inc.  *                                         6,381
                                                                 ---------------
                                                                           9,454
                                                                 ---------------
               MULTI-UTILITIES (1.1%)
       15,000  Ameren Corp.                                                  680
       99,700  CMS Energy Corp.                                            1,454
      203,797  Dominion Resources, Inc.                                    8,843
       98,200  DTE Energy Co.                                              3,958
       82,100  NiSource, Inc.                                              1,469
       58,500  Public Service Enterprise Group, Inc.                       2,569
        4,300  Vectren Corp.                                                 122
       53,600  Wisconsin Energy Corp.                                      2,544
                                                                 ---------------
                                                                          21,639
                                                                 ---------------
               Total Utilities                                            62,446
                                                                 ---------------
               Total Common Stocks (cost: $1,935,116)                  1,952,720
                                                                 ---------------


               MONEY MARKET INSTRUMENTS (0.9%)

               MONEY MARKET FUNDS (0.9%)
   18,558,142  SSgA Prime Money Market Fund, 2.94% (c)
               (cost:  $18,558)                                           18,558
                                                                 ---------------

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=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)


USAA INCOME STOCK FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (2.8%)

               MONEY MARKET FUNDS (1.4%)
       31,043  AIM Short-Term Investment Co. Liquid Assets
                 Portfolio, 2.82%(c)                             $            31
   27,137,013  Merrill Lynch Premier Institutional
                 Fund, 3.00%(c)                                           27,137
                                                                 ---------------
               Total Money Market Funds                                   27,168
                                                                 ---------------

    PRINCIPAL                                                             MARKET
       AMOUNT                                                              VALUE
        (000)  SECURITY                                                    (000)
 -------------------------------------------------------------------------------

               CORPORATE OBLIGATIONS (0.8%)
$      15,000  Bank of America, N.A., 2.49%(d), 6/13/2008                 14,992
                                                                 ---------------

               REPURCHASE AGREEMENTS (0.6%)
        8,000  Credit Suisse First Boston LLC, 1.98%, acquired
                   on 4/30/2008 and due 5/01/2008 at $8,000
                   (collateralized by $5,730 of Farmer Mac(b),
                   2.07%(e), due 10/08/2008; and $2,435 of
                   Fannie Mae(b), 5.75%, due 7/27/2020; combined
                   market value $8,163)                                    8,000
        4,000  Deutsche Bank Securities, Inc., 1.97%, acquired
                   on 4/30/2008 and due 5/01/2008 at $4,000
                   (collateralized by $2,062 of Fannie
                   Mae(b),2.04%(e), due 10/27/2008; and
                   $3,356 of U.S. Treasury(b), 4.37%(e), due
                   8/15/2019; combined market value $4,080)                4,000
                                                                 ---------------
               Total Repurchase Agreements                                12,000
                                                                 ---------------
               Total Short-term Investments Purchased With
               Cash Collateral From Securities Loaned
               (cost: $54,168)                                            54,160
                                                                 ---------------


               TOTAL INVESTMENTS (COST: $2,007,842)              $     2,025,438
                                                                 ===============

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USAA INCOME STOCK FUND
APRIL 30, 2008 (UNAUDITED)


GENERAL NOTES


USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

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USAA INCOME STOCK FUND
APRIL 30, 2008 (UNAUDITED)


4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that

16

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                 to Portfolio of INVESTMENTS
                 (continued)


USAA INCOME STOCK FUND
APRIL 30, 2008 (UNAUDITED)

maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2008, was approximately $50,645,000.

D. As of April 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2008, were $221,114,000 and $203,518,000, respectively, resulting in net unrealized appreciation of $17,596,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,972,601,000 at April 30, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT           Real estate investment trust


SPECIFIC NOTES

(a)     The security or a portion thereof was out on loan as of April 30, 2008.
(b) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(c) Rate represents the money market fund annualized seven-day yield at April 30, 2008.

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                 (continued)


USAA INCOME STOCK FUND
APRIL 30, 2008 (UNAUDITED)

(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2008.
(e) Zero-coupon security. Rate represents the effective yield at the date of purchase.
* Non-income-producing security for the 12 months preceding April 30, 2008. As of April 30, 2008, 92.7% of the Fund's net assets were invested in dividend-paying stocks.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    06-20-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06-24-2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    06-24-2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.